Document and Entity Information	Mar. 15, 2024
Prospectus:
Document Type	497
Document Period End Date	Mar. 15, 2024
Entity Registrant Name	MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
Entity Central Index Key	0001227155
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 15, 2024
Document Effective Date	Mar. 15, 2024
Prospectus Date	Feb. 28, 2024
Prime Portfolio | Participant Class
Prospectus:
Trading Symbol	MPNXX
Prime Portfolio | Investor Class
Prospectus:
Trading Symbol	MPVXX
Prime Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MPEXX
Prime Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MSPXX
Prime Portfolio | Impact Class
Prospectus:
Trading Symbol	IMTXX
Prime Portfolio | CastleOak Share Class
Prospectus:
Trading Symbol	CASXX
Prime Portfolio | Impact Partner Class
Prospectus:
Trading Symbol	IPYXX
Prime Portfolio | Administrative Class
Prospectus:
Trading Symbol	MPMXX
Prime Portfolio | Advisory Class
Prospectus:
Trading Symbol	MAVXX
Prime Portfolio | Institutional Class
Prospectus:
Trading Symbol	MPFXX
Money Market Portfolio | Select Class
Prospectus:
Trading Symbol	MSKXX
Money Market Portfolio | Impact Partner Class
Prospectus:
Trading Symbol	IPFXX
Money Market Portfolio | Administrative Class
Prospectus:
Trading Symbol	MDDXX
Money Market Portfolio | Advisory Class
Prospectus:
Trading Symbol	MBDXX
Money Market Portfolio | Wealth Class
Prospectus:
Trading Symbol	MWMXX
Money Market Portfolio | Investor Class
Prospectus:
Trading Symbol	MNFXX
Money Market Portfolio | Participant Class
Prospectus:
Trading Symbol	MEPXX
Money Market Portfolio | Wealth S Class
Prospectus:
Trading Symbol	MWSXX
Money Market Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MLKXX
Tax Exempt Portfolio | Administrative Class
Prospectus:
Trading Symbol	TXXXX
Tax Exempt Portfolio | Advisory Class
Prospectus:
Trading Symbol	TAXXX
Tax Exempt Portfolio | Institutional Class
Prospectus:
Trading Symbol	MTXXX
Tax Exempt Portfolio | Investor Class
Prospectus:
Trading Symbol	TEXXX
Tax Exempt Portfolio | Participant Class
Prospectus:
Trading Symbol	TPXXX
Tax Exempt Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MXSXX
Tax Exempt Portfolio | Cash Management Class
Prospectus:
Trading Symbol	TECXX
Tax Exempt Portfolio | Wealth Class
Prospectus:
Trading Symbol	TEWXX
Tax Exempt Portfolio | Select Class
Prospectus:
Trading Symbol	TSXXX
Tax Exempt Portfolio | Wealth S Class
Prospectus:
Trading Symbol	TWSXX